Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Trade and Other Receivables

	2022 $m	2021 $m
Trade receivables	493	399
Other receivables	49	102
Prepayments	104	73
	646	574

Summary of Ageing of Trade and Other Receivables

			2022			2021
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	307	(1)	306	249	(2)	247
Past due 1 to 30 days	76	(7)	69	66	(5)	61
Past due 31 to 90 days	57	(6)	51	52	(7)	45
Past due 91 to 180 days	46	(9)	37	36	(9)	27
Past due 181 to 360 days	34	(11)	23	38	(21)	17
Past due more than 361 days	90	(83)	7	91	(89)	2
	610	(117)	493	532	(133)	399

Summary of movement in allowance for expected lifetime credit losses of trade and other receivables

Movement in the allowance for expected lifetime credit losses	2022 $m	2021 $m
At 1 January	(133)	(78)
Fully provided receivables reinstated a	–	(60)
Reclassification to other receivables b	9	–
Impairment loss c	(5)	(4)
System Fund impairment (loss)/reversal	(7)	6
Amounts written off	17	8
Exchange and other adjustments	2	(5)
At 31 December	(117)	(133)

a
In 2021, fully provided receivables were reinstated reflecting the Group’s increased focus on older receivables. There was no impact to total amounts receivable, total credit loss provisions or the impairment loss recorded in the Group income statement.

b
In 2022, net receivables of $1m relating to finance charges on overdue receivables have been reclassified to other receivables. Provisions of $9m, which includes expected credit losses at initial recognition, associated with these receivables have been removed from the reconciliation. Expected credit losses following initial recognition are immaterial.

c	In 2021, the impairment loss on financial assets disclosed on the face of the Group income statement also included a gain of $4m related to trade deposits and loans.

Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region

	2022 $m	2021 $m
Americas	318	275
EMEAA	152	172
Greater China	72	54
	542	501